Loss Before Income Tax	12 Months Ended
Dec. 31, 2023
Profit (loss) [abstract]
Loss Before Income Tax
16.
LOSS BEFORE INCOME TAX
a.
Other income

	For the year ended December 31
	2021	2022	2023
ADS issuance contribution	$1,076,189	$—	$386,908
Government grants for research and development expenditures	—	248,613	73,724
Government subsidies	31,112	29,147	—
Accretion income	—	94,248	—
Others	771	14,130	1,689
	$1,108,072	$386,138	$462,321

ADS issuance contribution is other income received from J.P. Morgan Chase Bank N.A., the Custodian and the Depositary as part of the conversion of ordinary shares to ADS due to the Taiwan delisting in 2020 and issuance of new ADS. As of December 31, 2021 and 2023, the Company recognized a total of $1,076,189 and $386,908 respectively as other income.

Government grants for research and development expenditures relates to a research and development grant of $248,613 and $73,724, approved by the Australian Government during the years of 2022 and 2023 respectively, for research and development activities carried out in Australia.

Government subsidies are reliefs from the Singapore government to support and encourage wage increases, raise employability of older Singaporeans and to help employers retain local employees due to economic uncertainty caused by the COVID-19 pandemic.

b.
Other gains and losses

	For the year ended December 31
	2021	2022	2023
Net foreign exchange (losses) gains	$512,450	$(85,869)	$(332,725)
Gain on disposal of property, plant and equipment	—	1,172	148
Net gain on fair value changes of financial assets and liabilities at fair value through profit or loss (Notes 13(b) and 14(a))	594,046	133,139	3,466,999
Others	14	(78,025)	(12,816)
	$1,106,510	$(29,583)	$3,121,606

c.
Finance costs

	For the year ended December 31
	2021	2022	2023
Interest on government loans	$443,216	$431,052	$442,410
Interest on other long-term borrowing	1,191,381	3,224,369	3,871,299
Interest on loans from shareholders	154,773	—	—
Interest on loans from related parties	50,074	—	—
Interest on lease liabilities	21,510	12,544	13,074
Others	—	7,724	4,878
	$1,860,954	$3,675,689	$4,331,661

d.
Depreciation and amortization

	For the year ended December 31
	2021	2022	2023
Right-of-use assets	$264,804	$308,682	$319,725
Property, plant and equipment	14,856	18,950	24,653
Intangible assets	2,564	4,120	4,120
	$282,224	$331,752	$348,498

e.
Employee benefits expense

	For the year ended December 31
	2021	2022	2023
Short-term benefits	$6,940,900	$8,423,133	$9,622,503
Post-employment benefits	257,128	355,434	415,509
Share-based payments (Note 19)
Equity-settled	2,428,128	2,443,894	2,769,279
Cash-settled	(234,761)	(467,134)	(66,079)
Total employee benefits expense	$9,391,395	$10,755,327	$12,741,212
Employee benefits expense by function
General and administrative expenses	$5,718,646	$5,643,217	$7,148,068
Research and development expenses	3,672,749	5,112,110	5,593,144
	$9,391,395	$10,755,327	$12,741,212